Significant Accounting Policies - Summary of Expected Useful Lives of Property, Plant and Equipment (Excluding Land) (Detail)	12 Months Ended
Jun. 30, 2018
Leasehold Improvements [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Description of expected useful lives of property, plant and equipment	period of the lease term
Plant and Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Description of expected useful lives of property, plant and equipment	3-7 years